TAXES PAYABLE (Details)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)
Taxes Payable [Line Items]
VAT payable	¥ 382,361	$ 57,760	¥ 632,831
Income tax payable	43,556	6,580	43,556
Other taxes payable	5,996	906	8,334
Total taxes payable	¥ 431,913	$ 65,246	¥ 684,721